                            OppenheimerFunds, Inc.
                           Two World Financial Center
                         225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

Adrienne Ruffle
Vice President &
Associate Counsel

December 5, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    Oppenheimer Developing Markets Fund (the "Registrant")
                     Reg. No. 333-05579; File No. 811-07657

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of  Additional  Information  that would have been filed  pursuant to Rule 497(c)
under the  Securities  Act  would  not have  differed  from  that  contained  in
Post-Effective  Amendment No. 16 to the Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on November 30, 2007.

                                       Sincerely,

                                       /s/ Adrienne Ruffle
                                       ------------------------------------
                                       Adrienne Ruffle
                                       Vice President & Assistant Counsel
                                       212.323.5231
                                       aruffle@oppenhemerfunds.com

cc:    Mayer Brown LLP
       KPMG LLP
       Gloria LaFond
       Nancy S. Vann